Document and Entity Information	Mar. 15, 2024
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2023
Entity Registrant Name	MFS SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 15, 2024
Document Effective Date	Mar. 15, 2024
Prospectus Date	Aug. 28, 2023
MFS Limited Maturity Fund | I
Prospectus:
Trading Symbol	MQLIX
MFS Limited Maturity Fund | A
Prospectus:
Trading Symbol	MQLFX
MFS Limited Maturity Fund | R4
Prospectus:
Trading Symbol	MQLJX
MFS Limited Maturity Fund | B
Prospectus:
Trading Symbol	MQLBX
MFS Limited Maturity Fund | C
Prospectus:
Trading Symbol	MQLCX
MFS Limited Maturity Fund | R1
Prospectus:
Trading Symbol	MQLGX
MFS Limited Maturity Fund | R2
Prospectus:
Trading Symbol	MLMRX
MFS Limited Maturity Fund | R3
Prospectus:
Trading Symbol	MQLHX
MFS Limited Maturity Fund | R6
Prospectus:
Trading Symbol	MQLKX